INCOME TAXES - Reconciliation of the statutory income tax rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation to statutory rates
Expected federal income taxes benefit at statutory rates	(21.00%)	(21.00%)
Expected state tax benefit at statutory rates, net of federal benefit	(8.00%)	(8.00%)
Change in valuation allowance	29.00%	29.00%
Income tax expense (benefit)	0.00%	0.00%